Cover Page Document	May 19, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2023
Entity Registrant Name	Corcept Therapeutics Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50679
Entity Tax Identification Number	77-0487658
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	327-3270
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CORT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001088856
Amendment Flag	false
Current Fiscal Year End Date	--12-31